Business Combination (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 18, 2019
Disclosure of detailed information about business combination [line items]
Addition arising from the Business Combination	¥ (682,328)
Gross contractual amounts of acquired trade receivables		¥ 330,439
Gross contractual amounts of acquired trade receivables, expected to be uncollectible		81,808
Healthy Harmony Holdings, L.P. & Healthy Harmony GP, Inc
Disclosure of detailed information about business combination [line items]
Property and equipment		1,938,737
Identifiable intangible assets recognised as of acquisition date		2,585,198
Right-of-use assets		1,778,337
Deferred tax assets		59,483
Other non-current assets		96,585
Inventories		57,910
Trade receivables		248,631
Amounts due from related parties		143
Prepayments and other current assets		264,223
Restricted cash		350
Cash and cash equivalents		387,162
Trade payables		(124,480)
Contract liabilities		(353,267)
Accrued expenses and other current liabilities		(756,815)
Amounts due to related parties		(2,193)
Tax payable		(20,584)
Interest-bearing bank borrowings		(394,333)
Lease liabilities		(1,778,336)
Addition arising from the Business Combination		(682,328)
Other non-current liabilities		(9,462)
Total identifiable net assets at fair value		3,294,961
Non-controlling interests		(237,237)
Goodwill on acquisition		6,056,253
Fair values of acquired trade receivables		¥ 248,631